Acquired Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets net [Abstract]
Cost of acquired intangible assets	$ 4,104	$ 4,051
Less: accumulated amortization	(2,222)	(1,772)
Acquired intangible assets, net	$ 1,882	$ 2,279